Document and Entity Information	Dec. 05, 2016
Prospectus:
Document Type	497
Document Period End Date	Dec. 05, 2016
Registrant Name	RBB FUND, INC.
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Dec. 05, 2016
Document Effective Date	Dec. 05, 2016
Prospectus Date	Dec. 31, 2015
Dynamic U.S. Growth Fund | Class I
Prospectus:
Trading Symbol	DWUGX
Dynamic U.S. Growth Fund | Class II
Prospectus:
Trading Symbol	DWUHX
Dynamic U.S. Growth Fund | Institutional
Prospectus:
Trading Symbol	DWUIX